Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive CAP and certain MAA performance for the fiscal years listed below. You should refer to the Compensation Disclosure and Analysis section of this Proxy Statement for a detailed description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (in thousands) (h)	Company Selected Measure Core FFO per Share (i)
2020	$4,725,312	$ 4,657,228	$1,959,200	$1,950,573	$99.36	$88.07	$264,015	$6.43
2021	$7,667,655	$22,312,216	$2,855,123	$8,092,843	$184.68	$142.47	$550,702	$7.01
2022	$8,369,017	$ 2,852,716	$3,144,347	$1,269,983	$129.74	$96.76	$654,776	$8.50
2023	$8,015,765	$ 2,144,633	$2,419,459	$ 986,781	$115.38	$103.64	$567,831	$9.17
2024	$8,445,660	$ 9,076,587	$1,847,954	$1,897,663	$138.39	$124.86	$541,576	$8.88
Column (b):	Represents the Total amount in the Summary Compensation Table for Mr. Bolton, our CEO, for all years shown.
Column (c):	CAP to Mr. Bolton, our CEO, was calculated as outlined below.
PEO	2020	2021	2022	2023	2024
SCT Total Compensation	$4,725,312	$7,667,655	$8,369,017	$8,015,765	$8,445,660
Less: Stock and Option Award Values Reported in SCT	(2,852,176)	(3,742,806)	(4,123,473)	(4,728,342)	(5,309,618)
Plus: Fair Value for Stock and Option Awards Granted	3,737,339	9,658,031	3,478,219	3,304,816	6,054,921
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	277,089	7,960,118	(4,189,587)	(4,244,626)	1,791,663
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(1,230,336)	769,218	(681,460)	(202,980)	(1,906,039)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$4,657,228	$22,312,216	$2,852,716	$2,144,633	$9,076,587
Column (d):
 Represents the average Total amount in the Summary Compensation Table for the Non-PEO NEOs for each respective year. In 2020, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Thomas L. Grimes, Jr. and Melanie Carpenter. In 2021 and 2022, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Grimes and Hill. In 2023, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Hill and Argo. In 2024, our NEOs, other than the CEO, were Messrs. Holder, Campbell, Hill, DelPriore and Argo.

Column (e):	Average CAP to each year’s Non-PEO NEOs was calculated as outlined below.
Average of NEOs	2020	2021	2022	2023	2024
SCT Total Compensation	$1,959,200	$2,855,123	$3,144,347	$2,419,459	$1,847,954
Less: Stock and Option Award Values Reported in SCT	(1,059,644)	(1,258,533)	(1,253,096)	(1,125,423)	(840,377)
Plus: Fair Value for Stock and Option Awards Granted	1,389,290	3,247,309	1,056,848	786,497	958,233
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	107,852	2,968,733	(1,418,158)	(1,039,069)	283,581
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(446,125)	280,211	(259,958)	(54,684)	(351,728)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$1,950,573	$8,092,843	$1,269,983	$986,781	$1,897,663
Column (f):	Represents the cumulative value of $100 invested in MAA on December 31, 2019 through the last day of each respective year.
Column (g):
Represents the cumulative value of $100 invested in the Dow Jones U.S. Real Estate Apartment Index, (the comparative index used in our incentive plans for performance share grants tied to multi-year relative TSR), on December 31, 2019 through the last day of each respective year.

Column (h):	Represents the Net Income of MAA for each respective year, as expressed in thousands.
Column (i):
Besides the relative 3-Year TSR metric in our incentive plans for NEOs, the largest performance compensation metric is Core FFO per share, a key metric for assessing our overall financial performance and the primary award financial metric within the AIP for our NEOs. For a reconciliation of Net income available to our common shareholders to Core FFO per Share, see page 81.

Company Selected Measure Name	Core FFO per share
Named Executive Officers, Footnote
Column (b):	Represents the Total amount in the Summary Compensation Table for Mr. Bolton, our CEO, for all years shown.
Column (d):
 Represents the average Total amount in the Summary Compensation Table for the Non-PEO NEOs for each respective year. In 2020, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Thomas L. Grimes, Jr. and Melanie Carpenter. In 2021 and 2022, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Grimes and Hill. In 2023, our NEOs, other than the CEO, were Messrs. Campbell, DelPriore, Hill and Argo. In 2024, our NEOs, other than the CEO, were Messrs. Holder, Campbell, Hill, DelPriore and Argo.

Peer Group Issuers, Footnote
Column (g):
Represents the cumulative value of $100 invested in the Dow Jones U.S. Real Estate Apartment Index, (the comparative index used in our incentive plans for performance share grants tied to multi-year relative TSR), on December 31, 2019 through the last day of each respective year.

PEO Total Compensation Amount	$ 8,445,660	$ 8,015,765	$ 8,369,017	$ 7,667,655	$ 4,725,312
PEO Actually Paid Compensation Amount	$ 9,076,587	2,144,633	2,852,716	22,312,216	4,657,228
Adjustment To PEO Compensation, Footnote
Column (c):	CAP to Mr. Bolton, our CEO, was calculated as outlined below.
PEO	2020	2021	2022	2023	2024
SCT Total Compensation	$4,725,312	$7,667,655	$8,369,017	$8,015,765	$8,445,660
Less: Stock and Option Award Values Reported in SCT	(2,852,176)	(3,742,806)	(4,123,473)	(4,728,342)	(5,309,618)
Plus: Fair Value for Stock and Option Awards Granted	3,737,339	9,658,031	3,478,219	3,304,816	6,054,921
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	277,089	7,960,118	(4,189,587)	(4,244,626)	1,791,663
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(1,230,336)	769,218	(681,460)	(202,980)	(1,906,039)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$4,657,228	$22,312,216	$2,852,716	$2,144,633	$9,076,587

Non-PEO NEO Average Total Compensation Amount	$ 1,847,954	2,419,459	3,144,347	2,855,123	1,959,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,897,663	986,781	1,269,983	8,092,843	1,950,573
Adjustment to Non-PEO NEO Compensation Footnote
Column (e):	Average CAP to each year’s Non-PEO NEOs was calculated as outlined below.
Average of NEOs	2020	2021	2022	2023	2024
SCT Total Compensation	$1,959,200	$2,855,123	$3,144,347	$2,419,459	$1,847,954
Less: Stock and Option Award Values Reported in SCT	(1,059,644)	(1,258,533)	(1,253,096)	(1,125,423)	(840,377)
Plus: Fair Value for Stock and Option Awards Granted	1,389,290	3,247,309	1,056,848	786,497	958,233
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	107,852	2,968,733	(1,418,158)	(1,039,069)	283,581
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	(446,125)	280,211	(259,958)	(54,684)	(351,728)
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$1,950,573	$8,092,843	$1,269,983	$986,781	$1,897,663

Compensation Actually Paid vs. Total Shareholder Return
The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.	The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.

Compensation Actually Paid vs. Net Income	The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Net Income is presented in the following chart.
Compensation Actually Paid vs. Company Selected Measure
The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.	The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.

Total Shareholder Return Vs Peer Group
The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.	The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.

Tabular List, Table
The below list of financial measures represents the measures the Compensation Committee felt were the most important measures in linking executive CAP to our performance during 2024. Consequently, these measures were used in our compensation incentive plans to link awards to performance realized.
3-Year TSR of MAA versus 3-Year TSR of the Dow Jones U.S. Real Estate Apartment Index
Annual Core FFO per Share
Annual SS NOI Growth
Annual FAD

Total Shareholder Return Amount	$ 138.39	115.38	129.74	184.68	99.36
Peer Group Total Shareholder Return Amount	$ 124.86	$ 103.64	$ 96.76	$ 142.47	$ 88.07
Company Selected Measure Amount | $ / shares	8.88	9.17	8.5	7.01	6.43
PEO Name	Mr. Bolton	Mr. Bolton	Mr. Bolton	Mr. Bolton	Mr. Bolton
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 541,576,000	$ 567,831,000	$ 654,776,000	$ 550,702,000	$ 264,015,000
Measure:: 1
Pay vs Performance Disclosure
Name	3-Year TSR of MAA versus 3-Year TSR of the Dow Jones U.S. Real Estate Apartment Index
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Core FFO per Share
Non-GAAP Measure Description
Column (i):
Besides the relative 3-Year TSR metric in our incentive plans for NEOs, the largest performance compensation metric is Core FFO per share, a key metric for assessing our overall financial performance and the primary award financial metric within the AIP for our NEOs. For a reconciliation of Net income available to our common shareholders to Core FFO per Share, see page 81.

Measure:: 3
Pay vs Performance Disclosure
Name	Annual SS NOI Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Annual FAD
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,309,618)	(4,728,342)	(4,123,473)	(3,742,806)	(2,852,176)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,054,921	3,304,816	3,478,219	9,658,031	3,737,339
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,791,663	(4,244,626)	(4,189,587)	7,960,118	277,089
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,906,039)	(202,980)	(681,460)	769,218	(1,230,336)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840,377)	(1,125,423)	(1,253,096)	(1,258,533)	(1,059,644)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	958,233	786,497	1,056,848	3,247,309	1,389,290
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,581	(1,039,069)	(1,418,158)	2,968,733	107,852
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,728)	(54,684)	(259,958)	280,211	(446,125)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0